Events occurring after the balance sheet date	3 Months Ended
Mar. 31, 2025
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

On April 1, 2025, the Company issued bonds in two tranches with an aggregate principal amount of €1,100,000 under its €10,000,000 debt issuance program:

●	€600,000 aggregate principal amount of 3.125% bonds maturing December 8, 2028; and
●	€500,000 aggregate principal amount of 3.750% bonds maturing April 8, 2032.

The proceeds will be used for general corporate purposes, including the refinancing of existing financial liabilities.

On April 10, 2025, in connection with an offer to purchase its outstanding 1.000% bonds due May 29, 2026 and 0.625% bonds due November 30, 2026, the Company settled an aggregate principal amount of €300,000 of bonds.

No other significant events have taken place subsequent to the balance sheet date March 31, 2025 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.